Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of significant accounting policies [Abstract]
Disclosure of initial application of standards or interpretations
Revenue from product sales includes gold income and by-product revenue. This change in classification results in a corresponding increase in costs of sales, and therefore will not have an impact on previously reported gross profit.

	As reported	IFRS 15	Restated
	Six months		Six months
	ended		ended
	Jun		Jun
	2017		2017
US Dollar million	Reviewed		Reviewed

Revenue from product sales (previously gold income)	2,032	81	2,113
Cost of sales	(1,709)	(81)	(1,790)
Gain (loss) on non-hedge derivatives and other commodity contracts	2		2
Gross profit	325	—	325

	As reported	IFRS 15	Restated
	Year		Year
	ended		ended
	Dec		Dec
	2017		2017
US Dollar million	Audited		Audited

Revenue from product sales (previously gold income)	4,356	154	4,510
Cost of sales	(3,582)	(154)	(3,736)
Gain (loss) on non-hedge derivatives and other commodity contracts	10		10
Gross profit	784	—	784